INCOME TAX EXPENSES (Details - Income tax expense) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024
Income tax:
Current year	$ 0	[1]	$ 291

[1]	Denotes amount less than US$1,000